Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Income Statement [Abstract]
Change in net unrealized gain (loss), tax	$ 0	$ 0	$ 0	$ 0